Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,422	$ 1,316	$ 1,588
Realized	1	3	(5)
Unrealized	35	(19)	(16)
Net unrealized gains (losses) included in OCI	(8)	39	64
Transfer in to Level 3		27	10
Transfer out of Level 3	(2)		(8)
Purchases/Issuances	97	153	61
Sales/Settlements	(293)	(97)	(428)
Closing balance	1,252	1,422	1,266
Opening balance	(1,995)	(1,096)	(1,009)
Realized	7	(13)	13
Unrealized	324	(805)	(221)
Transfer out of Level 3	380	(15)	64
Purchases/Issuances	(13)	(117)	(39)
Sales/Settlements	62	51	104
Closing balance	(1,235)	(1,995)	(1,088)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(409)	(490)	(742)
Realized	7	(14)	8
Unrealized	(63)	72	(156)
Transfer out of Level 3	2		2
Purchases/Issuances	(9)	(21)	(21)
Sales/Settlements	44	44	98
Closing balance	(428)	(409)	(811)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,533)	(556)	(136)
Unrealized	387	(872)	(66)
Transfer out of Level 3	378	(16)	2
Purchases/Issuances	(3)	(95)	(16)
Sales/Settlements	18	6	3
Closing balance	(753)	(1,533)	(213)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	18	16	35
Unrealized	23	(26)	(11)
Transfer in to Level 3		27
Purchases/Issuances	2	1
Sales/Settlements			1
Closing balance	43	18	25
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(50)	(47)	(54)
Realized		1	5
Unrealized	1	(4)	1
Closing balance	(49)	(50)	(48)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	45	43	49
Realized		(1)	(5)
Unrealized	(1)	3	(1)
Closing balance	44	45	43
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(3)	(3)	(77)
Unrealized	(1)	(1)
Transfer out of Level 3		1	60
Purchases/Issuances	(1)	(1)	(2)
Sales/Settlements		1	3
Closing balance	(5)	(3)	(16)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	4	13
Unrealized	0		(1)
Transfer in to Level 3			10
Transfer out of Level 3	(2)		(8)
Purchases/Issuances	4		2
Closing balance	6	4	16
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	459	454	396
Realized	1	4
Unrealized	9	10
Net unrealized gains (losses) included in OCI		1	47
Purchases/Issuances	26	19	27
Sales/Settlements	(17)	(29)	(16)
Closing balance	478	459	454
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	207	147	55
Purchases/Issuances	102	75	32
Sales/Settlements	(4)	(15)	(1)
Closing balance	305	207	86
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2	2
Closing balance	2	2	2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	687	650	1,038
Unrealized	4	(6)	(3)
Net unrealized gains (losses) included in OCI	(8)	38	17
Purchases/Issuances	(37)	58
Sales/Settlements	(272)	(53)	(412)
Closing balance	$ 374	$ 687	$ 640